PRINCIPAL ACCOUNTING POLICIES (Details 14)	12 Months Ended					12 Months Ended
	Dec. 31, 2013 China CNY	Dec. 31, 2012 China CNY	Dec. 31, 2011 China CNY	Dec. 31, 2012 China USD ($)	Jun. 13, 2012 China USD ($)	Dec. 31, 2013 Taiwan CNY	Dec. 31, 2012 Taiwan CNY
Statutory reserves disclosures
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)	10.00%					10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%
Appropriations to statutory reserves	13,500,462	3,371,696	3,408,849			1,726,256	1,801,148
Dividends
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent	1,300,000,000
Accumulated profit of subsidiaries in PRC distributable in form of dividends to parent	4,600,000,000	3,600,000,000	2,900,000,000
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)	10.00%
Amount approved as payment of dividend to purchase ADSs					300,000,000
PRC withholding tax		95,000,000		$ 15,000,000